Summary of Option and Share-Based Payment Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Stock Options And Stock Appreciation Rights
Weighted Average Exercise Price
Beginning balance	$ 27.04
Options granted	47.14
Options exercised	22.45
Ending balance	31.88	$ 27.04
Exercisable at May 31	$ 24.32
Number of Shares Under Option
Beginning balance	3,530
Options granted	570
Options exercised	(887)
Ending balance	3,213	3,530
Exercisable at May 31	1,838
SARs
Number of Shares Under Option
Weighted-average grant-date fair value per SAR	$ 10.73	$ 10.63	$ 7.38
Intrinsic value of options exercised	$ 22.3	$ 7.5	$ 15.6
Tax benefit from options exercised	8.1	2.5	5.2
Fair value of SARS vested	$ 4.0	$ 3.3	$ 2.0